Other Assets - Components of Other within Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 3,832	$ 5,806
Accrued interest receivable	4,463	4,097
Bank owned life insurance policies	6,350	6,306
Leased vehicles, net of accumulated amortization	67	124
Cash collateral	9,419	9,939
Investments in associates and joint ventures	1,727	1,461
Insurance-related assets	5,748	4,066
Other employee future benefits assets	44	81
Precious metals	9,485	4,701
Total	42,387	37,806
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	1,063	1,046
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 1,252	$ 1,225